Silver and Gold Interests - Schedule of Silver and Gold Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	$ 5,919,272
Ending balance	5,423,277	$ 5,919,272
Depletion	262,380	308,702
Impairment	228,680	71,000
Silver interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	2,435,999
Ending balance	2,080,688	2,435,999
Depletion	121,696	150,721
Impairment	228,680
Silver interests [member] | San Dimas [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	140,575
Ending balance	134,862	140,575
Silver interests [member] | Penasquito [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	418,077
Ending balance	403,250	418,077
Silver interests [member] | Antamina [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	815,806
Ending balance	757,638	815,806
Silver interests [member] | Constancia [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	275,971
Ending balance	261,803	275,971
Silver interests [member] | Other Silver Interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	785,570
Ending balance	523,135	785,570
Silver interests [member] | Cost [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	3,247,979	3,247,925
Reductions	(4,935)
Disposal	(41,959)
Ending balance	3,201,085	3,247,979
Additions		54
Silver interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	190,331	190,331
Ending balance	190,331	190,331
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	524,626	524,626
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	900,343	900,289
Ending balance	900,343	900,343
Additions		54
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	302,948	302,948
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other Silver Interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	1,329,731	1,329,731
Reductions	(4,935)
Disposal	(41,959)
Ending balance	1,282,837	1,329,731
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(811,980)	(661,259)
Disposal	41,959
Ending balance	(1,120,397)	(811,980)
Depletion	(121,696)	150,721
Impairment	(228,680)
Silver interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(49,756)	(43,776)
Ending balance	(55,469)	(49,756)
Depletion	(5,713)	5,980
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(106,549)	(93,779)
Ending balance	(121,376)	(106,549)
Depletion	(14,827)	12,770
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(84,537)	(13,308)
Ending balance	(142,705)	(84,537)
Depletion	(58,168)	71,229
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(26,977)	(9,017)
Ending balance	(41,145)	(26,977)
Depletion	(14,168)	17,960
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other Silver Interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(544,161)	(501,379)
Disposal	41,959
Ending balance	(759,702)	(544,161)
Depletion	(28,820)	42,782
Impairment	(228,680)
Gold interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	3,483,273
Ending balance	3,342,589	3,483,273
Depletion	140,684	157,981
Impairment		71,000
Gold interests [member] | Sudbury [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	401,535
Ending balance	379,988	401,535
Impairment		71,000
Gold interests [member] | Salobo [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	2,904,835
Ending balance	2,808,732	2,904,835
Gold interests [member] | Constancia [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	125,670
Ending balance	122,051	125,670
Gold interests [member] | Other Gold Interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	51,233
Ending balance	31,818	51,233
Gold interests [member] | Cost [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	4,222,030	3,392,522
Ending balance	4,222,030	4,222,030
Additions		829,508
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	623,864	623,864
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	3,059,876	2,230,368
Ending balance	3,059,876	3,059,876
Additions		829,508
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	136,058	136,058
Ending balance	136,058	136,058
Gold interests [member] | Cost [member] | Other Gold Interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	402,232	402,232
Ending balance	402,232	402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(738,757)	(509,776)
Ending balance	(879,441)	(738,757)
Depletion	(140,684)	157,981
Impairment		71,000
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(222,329)	(117,614)
Ending balance	(243,876)	(222,329)
Depletion	(21,547)	33,715
Impairment		71,000
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(155,041)	(73,611)
Ending balance	(251,144)	(155,041)
Depletion	(96,103)	81,430
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(10,388)	(4,133)
Ending balance	(14,007)	(10,388)
Depletion	(3,619)	6,255
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other Gold Interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(350,999)	(314,418)
Ending balance	(370,414)	(350,999)
Depletion	(19,415)	36,581
Silver and gold interests [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	5,919,272
Ending balance	5,423,277	5,919,272
Silver and gold interests [member] | Cost [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	7,470,009	6,640,447
Reductions	(4,935)
Disposal	(41,959)
Ending balance	7,423,115	7,470,009
Additions		829,562
Silver and gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Silver And Gold Interests [line items]
Beginning balance	(1,550,737)	(1,171,035)
Disposal	41,959
Ending balance	(1,999,838)	(1,550,737)
Depletion	(262,380)	308,702
Impairment	$ (228,680)	$ 71,000